Consolidated Statement of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2012	2,733,536
Balance at Dec. 31, 2012	$ 2,734	$ 121,170,064	$ (63,368,890)	$ 57,803,908
Cashless exercise of options (in shares)	1,889
Cashless exercise of options	$ 2	(2)
Total options exercised (in shares)	14,234			21,008
Exercise of options	$ 14	292,375		$ 292,389
Issuance of common stock under employee stock purchase plan (in shares)	1,563
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 2	80,716		80,718
Issuance of common stock upon vesting of restricted stock awards (in shares)	750
Issuance of common stock upon vesting of restricted stock awards	$ 1	(1)
Net proceeds from issuance of common stock (in shares)	550,000
Net proceeds from issuance of common stock	$ 550	30,498,786		30,499,336
Issuance of common stock for business acquisition (in shares)	19,256
Fair value of common stock issued for an acquisition	$ 19	951,237		951,256
Stock-based compensation for options (in shares)
Stock-based compensation for options		1,182,523		1,182,523
Stock-based compensation for restricted stock (in shares)
Stock-based compensation for restricted stock		59,100		59,100
Net Loss			(24,775,289)	(24,775,289)
Balance (in shares) at Dec. 31, 2013	3,321,228
Balance at Dec. 31, 2013	$ 3,321	154,234,799	(88,144,179)	$ 66,093,941
Cashless exercise of options (in shares)	1,889
Cashless exercise of options	$ 2	(2)
Cashless exercise of options (in shares)	9,614
Cashless exercise of options	$ 10	(10)
Total options exercised (in shares)				17,045
Issuance of common stock under employee stock purchase plan (in shares)	1,248
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 1	46,927		$ 46,928
Issuance of common stock upon vesting of restricted stock awards (in shares)	750
Issuance of common stock upon vesting of restricted stock awards	$ 1	(1)
Fair value of common stock issued for an acquisition
Stock-based compensation for options		953,470		953,470
Net Loss				(27,591,750)
Balance (in shares) at Dec. 31, 2014	3,332,839
Balance at Dec. 31, 2014	$ 3,333	157,694,623	(115,735,929)	41,962,027
Cashless exercise of options (in shares)	9,614
Cashless exercise of options	$ 10	(10)
Fair value of options repurchased		(3,793)		(3,793)
Debt discount associated with warrants issued in connection with issuance of debt		2,463,231		$ 2,463,231
Cashless exercise of options (in shares)	4,830
Cashless exercise of options	$ 5	(5)
Total options exercised (in shares)				21,327
Issuance of common stock under employee stock purchase plan (in shares)	2,838
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 3	49,754		$ 49,757
Fair value of common stock issued for an acquisition
Stock-based compensation for options		1,016,705		1,016,705
Net Loss			(40,482,802)	(40,482,802)
Balance (in shares) at Dec. 31, 2015	3,340,507
Balance at Dec. 31, 2015	$ 3,341	158,761,077	(156,218,731)	$ 2,545,687
Cashless exercise of options (in shares)	4,830
Cashless exercise of options	$ 5	(5)
Total options exercised (in shares)
Issuance of common stock under employee stock purchase plan (in shares)	4,459
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 4	10,696		$ 10,700
Stock-based compensation for options (in shares)
Stock-based compensation for options		296,385		296,385
Net Loss			(6,993,320)	(6,993,320)
Balance (in shares) at Mar. 31, 2016	3,349,966
Balance at Mar. 31, 2016	$ 3,350	$ 159,088,153	$ (163,212,051)	$ (4,120,548)